Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Currently paid or payable	$ 3,059,462	$ 2,518,516
Deferred (benefit) expense	(76,374)	(270,427)
Total income tax expense	$ 2,983,088	$ 2,248,089